                                [Nationwide Logo]










                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3


                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 1999





                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1545-AA (6/99)

                                     [Logo]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220







                                    [Photo]





                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-3.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      Van Kampen LIT - Asset Allocation Fund
         2,372,264 shares (cost $27,883,234) .........................   $27,921,548

      Van Kampen LIT - Domestic Income Fund
         710,761 shares (cost $5,953,393) ............................     5,657,656

      Van Kampen LIT - Emerging Growth Fund
         205,011 shares (cost $3,656,077) ............................     5,656,259

      Van Kampen LIT - Enterprise Fund
         1,698,080 shares (cost $30,153,081) .........................    37,578,519

      Van Kampen LIT - Global Equity Fund
         60,220 shares (cost $726,779) ...............................       885,233

      Van Kampen LIT - Government Fund
         437,210 shares (cost $3,914,280) ............................     3,856,194

      Van Kampen LIT - Money Market Fund
         4,642,760 shares (cost $4,642,760) ..........................     4,642,760

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
         29,317 shares (cost $442,928) ...............................       407,207
                                                                         -----------

            Total investments ........................................    86,605,376

   Accounts Receivable ...............................................            78
                                                                         -----------

            Total assets .............................................    86,605,454
                                                                         -----------

CONTRACT OWNERS' EQUITY ..............................................   $86,605,454
                                                                         ===========

                                                                                                      PERIOD
Contract owners' equity represented by:                 UNITS      UNIT VALUE                         RETURN*
                                                       --------    ----------                         -------

   Contracts in accumulation phase:
   Van Kampen LIT - Asset Allocation Fund:
      Tax qualified ...........................        302,503    $ 33.145490       $ 10,026,610        1%
      Non-tax qualified .......................        539,094      33.145490         17,868,535        1%

   Van Kampen LIT - Domestic Income Fund:
      Tax qualified ...........................         66,811      18.739328          1,251,993      (3)%
      Non-tax qualified .......................        234,369      18.739328          4,391,918      (3)%

   Van Kampen LIT - Emerging Growth Fund:
      Tax qualified ...........................         76,616      26.196440          2,007,066       21%
      Non-tax qualified .......................        139,303      26.196440          3,649,243       21%

   Van Kampen LIT - Enterprise Fund:
      Tax qualified ...........................        218,498      53.531852         11,696,603        6%
      Non-tax qualified .......................        482,760      53.531852         25,843,037        6%

   Van Kampen LIT - Global Equity Fund:
      Tax qualified ...........................         19,475      17.959771            349,767       11%
      Non-tax qualified .......................         29,815      17.959771            535,471       11%

   Van Kampen LIT - Government Fund:
      Tax qualified ...........................         41,527      16.638550            690,949       (4)%
      Non-tax qualified .......................        188,542      16.638550          3,137,065       (4)%

   Van Kampen LIT - Money Market Fund:
      Tax qualified ...........................         88,289      15.503979          1,368,831        2%
      Non-tax qualified .......................        209,743      15.503979          3,251,851        2%

   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
      Tax qualified ...........................          7,249      16.833721            122,028        8%
      Non-tax qualified .......................         16,941      16.833721            285,180        8%
                                                       =======      =========
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                            1,846
      Non-tax qualified .......................                                          127,461
                                                                                    ------------
                                                                                    $ 86,605,454
                                                                                    ============


*The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

\                          NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                   (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
                                   (UNAUDITED)

                                                                   TOTAL                   ASSET ALLOCATION FUND
                                                      -----------------------------    ----------------------------
                                                            1999            1998            1999             1998
                                                      -------------    ------------    -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $   1,917,366         313,872         992,341          36,927
  Mortality, expense and administration
    charges (note 2)................................       (594,275)       (658,537)       (192,677)       (224,227)
                                                       ------------    ------------    ------------    ------------
    Net investment activity.........................      1,323,091        (344,665)        799,664        (187,300)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold.............     20,636,637      18,430,453       4,546,783       5,121,901
  Cost of mutual fund shares sold...................    (16,871,588)    (16,369,611)     (3,640,667)     (5,011,813)
                                                       ------------    ------------    ------------    ------------
    Realized gain (loss) on investments.............      3,765,049       2,060,842         906,116         110,088
  Change in unrealized gain (loss) on investments...     (7,628,758)      7,464,220      (4,418,229)      1,733,504
                                                       ------------    ------------    ------------    ------------
    Net gain (loss) on investments..................     (3,863,709)      9,525,062      (3,512,113)      1,843,592
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains .........................      5,717,165       1,466,481       2,990,224         998,161
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      3,176,547      10,646,878         277,775       2,654,453
                                                       ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        606,907       1,350,852         155,331         358,340
  Transfers between funds...........................             --              --      (1,066,142)       (575,779)
  Redemptions.......................................    (12,341,754)    (10,767,616)     (3,075,872)     (3,449,023)
  Annuity benefits..................................        (13,081)        (10,050)         (4,826)         (3,415)
  Annual contract maintenance charge (note 2).......        (33,557)        (41,210)        (13,087)        (15,789)
  Contingent deferred sales charges (note 2)........        (17,966)        (31,754)         (7,723)         (7,111)
  Adjustments to maintain reserves..................            234          (1,359)            124            (612)
      Net equity transactions.......................   ------------    ------------    ------------    ------------
                                                        (11,799,216)     (9,501,137)     (4,012,196)     (3,693,389)
                                                       ------------    ------------    ------------    ------------

Net change in contract owners' equity...............     (8,622,669)      1,145,741      (3,734,421)     (1,038,936)
Contract owners' equity beginning of period.........     95,228,123      99,463,998      31,656,055      34,342,903
                                                       ------------    ------------    ------------    ------------
Contract owners' equity end of period...............   $ 86,605,454     100,609,739      27,921,634      33,303,967
                                                       ============    ============    ============    ============


                          NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                   (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
                                   (UNAUDITED)

                                                           DOMESTIC INCOME FUND             EMERGING GROWTH FUND
                                                      ----------------------------    ----------------------------
                                                          1999            1998            1999            1998
                                                      ------------    ------------    --------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................       429,732          20,180              --           1,446
  Mortality, expense and administration
    charges (note 2)................................       (40,522)        (50,297)        (30,052)        (24,803)
                                                      ------------    ------------    ------------    ------------
    Net investment activity.........................       389,210         (30,117)        (30,052)        (23,357)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold.............     1,366,647       1,815,568         599,675         284,952
  Cost of mutual fund shares sold...................    (1,342,355)     (1,752,995)       (318,545)       (220,249)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments.............        24,292          62,573         281,130          64,703
  Change in unrealized gain (loss) on investments...      (643,784)        238,574         660,430         701,549
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments..................      (619,492)        301,147         941,560         766,252
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains .........................            --              --              --              --
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      (230,282)        271,030         911,508         742,895
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        28,173         202,974          90,305         130,043
  Transfers between funds...........................        44,751        (486,117)        728,216         115,186
  Redemptions.......................................      (886,510)     (1,091,566)       (186,707)       (220,510)
  Annuity benefits..................................        (1,273)         (1,288)             --              --
  Annual contract maintenance charge (note 2).......        (2,751)         (3,652)         (1,876)         (1,786)
  Contingent deferred sales charges (note 2)........        (2,135)         (4,346)           (994)         (1,462)
  Adjustments to maintain reserves..................          (151)            (29)             53         (13,107)
      Net equity transactions.......................  ------------    ------------    ------------    ------------
                                                          (819,896)     (1,384,024)        628,997           8,364
                                                      ------------    ------------    ------------    ------------

Net change in contract owners' equity...............    (1,050,178)     (1,112,994)      1,540,505         751,259
Contract owners' equity beginning of period.........     6,707,663       8,373,324       4,115,804       3,461,804
                                                      ------------    ------------    ------------    ------------
Contract owners' equity end of period...............     5,657,485       7,260,330       5,656,309       4,213,063
                                                      ============    ============    ============    ============


                          NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                   (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
                                   (UNAUDITED)

                                                                     ENTERPRISE FUND                  GLOBAL EQUITY FUND
                                                           ------------------------------  ------------------------------
                                                                 1999             1998           1999            1998
                                                           -------------   --------------  -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        $      115,759          37,274           2,343          10,562
  Mortality, expense and administration
    charges (note 2)...............................              (251,705)       (278,009)         (5,414)         (5,630)
                                                           --------------  --------------  --------------  --------------
    Net investment activity........................              (135,946)       (240,735)         (3,071)          4,932
                                                           --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............             7,760,058       5,363,456         135,136          58,537
  Cost of mutual fund shares sold..................            (5,219,605)     (3,593,707)       (130,078)        (57,992)
                                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............             2,540,453       1,769,749           5,058             545
  Change in unrealized gain (loss) on investments..            (2,960,494)      4,652,148          83,268         118,991
                                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................              (420,041)      6,421,897          88,326         119,536
                                                           --------------  --------------  --------------  --------------
  Reinvested capital gains ........................             2,726,941         457,154               -               -
                                                           --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........             2,170,954       6,638,316          85,255         124,468
                                                           --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................               275,030         432,694          17,607          11,442
  Transfers between funds..........................            (1,218,296)       (173,620)        (13,248)        132,333
  Redemptions......................................            (4,913,871)     (3,725,720)        (66,383)        (27,736)
  Annuity benefits.................................                (2,938)         (1,316)              -               -
  Annual contract maintenance charge (note 2)......               (11,705)        (14,928)           (399)           (409)
  Contingent deferred sales charges (note 2).......                (4,551)         (7,821)           (215)            (57)
  Adjustments to maintain reserves.................                   267         (39,930)              2               7
                                                           --------------  --------------  --------------  --------------
      Net equity transactions......................            (5,876,064)     (3,530,641)        (62,636)        115,580
                                                           --------------  --------------  --------------  --------------

Net change in contract owners' equity..............            (3,705,110)      3,107,675          22,619         240,048
Contract owners' equity beginning of period........            41,283,855      40,292,749         862,619         706,509
                                                           --------------  --------------  --------------  --------------
Contract owners' equity end of period..............        $   37,578,745      43,400,424         885,238         946,557
                                                           ==============  ==============  ==============  ==============



                                                                   GOVERNMENT FUND              MONEY MARKET FUND
                                                        ------------------------------  ------------------------------
                                                              1999             1998            1999            1998
                                                        -------------   --------------  -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           206,767           47,499         146,808         158,849
  Mortality, expense and administration
    charges (note 2)...............................           (26,956)         (29,580)        (44,560)        (41,587)
                                                        -------------   --------------  --------------  --------------
    Net investment activity........................           179,811           17,919         102,248         117,262
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............           629,977          705,149       5,529,793       4,925,425
  Cost of mutual fund shares sold..................          (613,821)        (656,252)     (5,529,793)     (4,925,425)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............            16,156           48,897               -               -
  Change in unrealized gain (loss) on investments..          (364,744)          69,831               -               -
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................          (348,588)         118,728               -               -
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains ........................                 -                -               -               -
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          (168,777)         136,647         102,248         117,262
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................            11,658           41,815          23,183         149,005
  Transfers between funds..........................           287,464         (250,960)      1,249,465       1,225,127
  Redemptions......................................          (452,922)        (351,728)     (2,747,262)     (1,817,499)
  Annuity benefits.................................            (2,510)          (2,497)         (1,534)         (1,534)
  Annual contract maintenance charge (note 2)......            (1,781)          (2,063)         (1,852)         (2,349)
  Contingent deferred sales charges (note 2).......              (201)          (2,556)         (2,103)         (8,246)
  Adjustments to maintain reserves.................               (45)             (19)            (13)         52,327
                                                        -------------   --------------  --------------  --------------
      Net equity transactions......................          (158,338)        (568,008)     (1,480,116)       (403,169)
                                                        -------------   --------------  --------------  --------------

Net change in contract owners' equity..............          (327,115)        (431,361)     (1,377,868)       (285,907)
Contract owners' equity beginning of period........         4,183,233        4,717,386       6,020,585       6,874,194
                                                        -------------   --------------  --------------  --------------
Contract owners' equity end of period..............         3,856,118        4,286,025       4,642,717       6,588,287
                                                        =============   ==============  ==============  ==============


                          NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                   (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
                                   (UNAUDITED)


                                                   MORGAN STANLEY REAL ESTATE
                                                      SECURITIES PORTFOLIO
                                                  -------------------------
                                                       1999           1998
                                                  -------------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  23,616        1,135
  Mortality, expense and administration
    charges (note 2) ............................      (2,389)      (4,404)
                                                    ---------    ---------
    Net investment activity .....................      21,227       (3,269)
                                                    ---------    ---------

  Proceeds from mutual fund shares sold .........      68,568      155,465
  Cost of mutual fund shares sold ...............     (76,724)    (151,178)
                                                    ---------    ---------
    Realized gain (loss) on investments .........      (8,156)       4,287
  Change in unrealized gain (loss) on investments      14,795      (50,377)
                                                    ---------    ---------
    Net gain (loss) on investments ..............       6,639      (46,090)
                                                    ---------    ---------
  Reinvested capital gains ......................          --       11,166
                                                    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      27,866      (38,193)
                                                    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       5,619       24,539
  Transfers between funds .......................     (12,210)      13,830
  Redemptions ...................................     (12,226)     (83,834)
  Annuity benefits ..............................          --           --
  Annual contract maintenance charge (note 2 ....        (106)        (234)
  Contingent deferred sales charges (note 2) ....         (43)        (155)
  Adjustments to maintain reserves ..............          (2)           4
                                                    ---------    ---------
      Net equity transactions ...................     (18,967)     (45,850)
                                                    ---------    ---------

NET change in contract owners' equity ...........       8,899      (84,043)
Contract owners' equity beginning of period .....     398,309      695,129
                                                    ---------    ---------
Contract owners' equity end of period...........    $ 407,208      611,086
                                                    =========    =========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen Life Investment Trust (Van Kampen LIT):

               Van Kampen LIT - Asset Allocation Fund
               Van Kampen LIT - Domestic Income Fund
               Van Kampen LIT - Emerging Growth Fund
               Van Kampen LIT - Enterprise Fund
               Van Kampen LIT - Global Equity Fund
               Van Kampen LIT - Government Fund
               Van Kampen LIT - Money Market Fund
               Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

          At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.




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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220













Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company


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                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
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